Loss on termination of lease with shortline railway (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Loss on termination of lease with shortline railway (Textual) [Abstract]
Payment to terminate lease contract	73
Settlement of existing liability	21
Loss on termination of lease with shortline railway (Note 5)	55
Loss on the termination of lease, Net	38